Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust VI
Prospectus Date	rr_ProspectusDate	Nov. 30, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	November 30, 2023Pioneer Flexible Opportunities FundSupplement to the Prospectus dated March 1, 2023The Board of Trustees of Pioneer Flexible Opportunities Fund has approved certain changes to the fund’s investment objective, strategies and portfolio management. As of January 1, 2024, the fund will be renamed Pioneer Equity Premium Income Fund, the fund’s investment objective will be total return, including high current income, and the fund’s principal investment strategies will focus on investments in US equity securities and equity-related investments, including equity-linked notes (ELNs).From and after January 1, 2024, the following changes are made to the prospectus:Fund SummaryThe following replaces the sections titled “Investment objective” and “Principal investment strategies:”Investment objectiveThe fund’s investment objective is total return, including high current income.Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. Equity securities and equity-related investments include common and preferred stocks, depositary receipts, warrants, rights, equity-linked notes (ELNs) and other equity-linked securities, master limited partnerships, equity interests in real estate trusts (REITs) and other equity interests, such as securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities. Equity securities may include derivative instruments that provide exposure to equity securities or have similar economic characteristics. The fund may invest in securities of issuers of any market capitalization, and in securities in any industry or market sector. The fund may invest in initial public offerings of equity securities.The fund may invest up to 60% of its net assets in ELNs. ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the full downside risk associated with the reference securities. The Fund’s investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. In addition, the fund may write (sell) covered call and put options on common stocks or other reference securities.Although the fund focuses on investments that offer a stream of income, the fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics, and securities are not selected based on anticipated dividend payments.Subject to its 80% policy with respect to investment in equity securities and equity-related investments, the fund may invest in investment grade and below investment grade debt securities (known as “junk bonds”).The fund may, but is not required to, use derivatives, such as options, stock index futures, currency futures, ELNs, forward foreign currency exchange contracts, and index-based total return swap contracts. The fund may use derivatives for a variety of other purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The fund may invest without limit in derivative instruments. However, the fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The fund may invest up to 20% of its net assets in securities of non-U.S. issuers. The fund will not invest more than 10% of its net assets in the securities of emerging market issuers. In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund’s currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique.In selecting investments, the adviser considers the investment’s income and return potential in view of such factors as the sustainability of the issuer’s earnings and financial condition. The adviser generally favors those securities it perceives to be undervalued. In selecting equity securities, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the adviser focuses on an issuer’s deployment of capital and return on capital. The adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The adviser focuses on the quality and valuation of issuers and securities. Investments typically are sold when the adviser’s overall assessment of market and economic conditions changes or the assessments of the attributes of individual holdings or investment types change.The adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight. Notwithstanding the foregoing, the adviser generally will not invest fund assets in companies engaged in the production, sale, storage of, or providing services for, certain controversial weapons, including chemical, biological and depleted uranium weapons and certain antipersonnel mines and cluster bombs.The following supplements the section titled “Principal risks of investing in the fund:”Equity-linked notes risk. Equity-linked notes (ELNs) may not perform as expected and could cause the fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable, risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.
Pioneer Flexible Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	November 30, 2023Pioneer Flexible Opportunities FundSupplement to the Prospectus dated March 1, 2023The Board of Trustees of Pioneer Flexible Opportunities Fund has approved certain changes to the fund’s investment objective, strategies and portfolio management. As of January 1, 2024, the fund will be renamed Pioneer Equity Premium Income Fund, the fund’s investment objective will be total return, including high current income, and the fund’s principal investment strategies will focus on investments in US equity securities and equity-related investments, including equity-linked notes (ELNs).From and after January 1, 2024, the following changes are made to the prospectus:Fund SummaryThe following replaces the sections titled “Investment objective” and “Principal investment strategies:”Investment objectiveThe fund’s investment objective is total return, including high current income.Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. Equity securities and equity-related investments include common and preferred stocks, depositary receipts, warrants, rights, equity-linked notes (ELNs) and other equity-linked securities, master limited partnerships, equity interests in real estate trusts (REITs) and other equity interests, such as securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities. Equity securities may include derivative instruments that provide exposure to equity securities or have similar economic characteristics. The fund may invest in securities of issuers of any market capitalization, and in securities in any industry or market sector. The fund may invest in initial public offerings of equity securities.The fund may invest up to 60% of its net assets in ELNs. ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the full downside risk associated with the reference securities. The Fund’s investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. In addition, the fund may write (sell) covered call and put options on common stocks or other reference securities.Although the fund focuses on investments that offer a stream of income, the fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics, and securities are not selected based on anticipated dividend payments.Subject to its 80% policy with respect to investment in equity securities and equity-related investments, the fund may invest in investment grade and below investment grade debt securities (known as “junk bonds”).The fund may, but is not required to, use derivatives, such as options, stock index futures, currency futures, ELNs, forward foreign currency exchange contracts, and index-based total return swap contracts. The fund may use derivatives for a variety of other purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The fund may invest without limit in derivative instruments. However, the fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The fund may invest up to 20% of its net assets in securities of non-U.S. issuers. The fund will not invest more than 10% of its net assets in the securities of emerging market issuers. In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund’s currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique.In selecting investments, the adviser considers the investment’s income and return potential in view of such factors as the sustainability of the issuer’s earnings and financial condition. The adviser generally favors those securities it perceives to be undervalued. In selecting equity securities, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the adviser focuses on an issuer’s deployment of capital and return on capital. The adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The adviser focuses on the quality and valuation of issuers and securities. Investments typically are sold when the adviser’s overall assessment of market and economic conditions changes or the assessments of the attributes of individual holdings or investment types change.The adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight. Notwithstanding the foregoing, the adviser generally will not invest fund assets in companies engaged in the production, sale, storage of, or providing services for, certain controversial weapons, including chemical, biological and depleted uranium weapons and certain antipersonnel mines and cluster bombs.The following supplements the section titled “Principal risks of investing in the fund:”Equity-linked notes risk. Equity-linked notes (ELNs) may not perform as expected and could cause the fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable, risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is total return, including high current income.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. Equity securities and equity-related investments include common and preferred stocks, depositary receipts, warrants, rights, equity-linked notes (ELNs) and other equity-linked securities, master limited partnerships, equity interests in real estate trusts (REITs) and other equity interests, such as securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities. Equity securities may include derivative instruments that provide exposure to equity securities or have similar economic characteristics. The fund may invest in securities of issuers of any market capitalization, and in securities in any industry or market sector. The fund may invest in initial public offerings of equity securities.The fund may invest up to 60% of its net assets in ELNs. ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the full downside risk associated with the reference securities. The Fund’s investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. In addition, the fund may write (sell) covered call and put options on common stocks or other reference securities.Although the fund focuses on investments that offer a stream of income, the fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics, and securities are not selected based on anticipated dividend payments.Subject to its 80% policy with respect to investment in equity securities and equity-related investments, the fund may invest in investment grade and below investment grade debt securities (known as “junk bonds”).The fund may, but is not required to, use derivatives, such as options, stock index futures, currency futures, ELNs, forward foreign currency exchange contracts, and index-based total return swap contracts. The fund may use derivatives for a variety of other purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The fund may invest without limit in derivative instruments. However, the fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The fund may invest up to 20% of its net assets in securities of non-U.S. issuers. The fund will not invest more than 10% of its net assets in the securities of emerging market issuers. In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund’s currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique.In selecting investments, the adviser considers the investment’s income and return potential in view of such factors as the sustainability of the issuer’s earnings and financial condition. The adviser generally favors those securities it perceives to be undervalued. In selecting equity securities, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the adviser focuses on an issuer’s deployment of capital and return on capital. The adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The adviser focuses on the quality and valuation of issuers and securities. Investments typically are sold when the adviser’s overall assessment of market and economic conditions changes or the assessments of the attributes of individual holdings or investment types change.The adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight. Notwithstanding the foregoing, the adviser generally will not invest fund assets in companies engaged in the production, sale, storage of, or providing services for, certain controversial weapons, including chemical, biological and depleted uranium weapons and certain antipersonnel mines and cluster bombs.
Pioneer Flexible Opportunities Fund | Equity Linked Notes Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity-linked notes risk. Equity-linked notes (ELNs) may not perform as expected and could cause the fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable, risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.